INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of current and deferred components of the income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax	245,397	42,758	26,735
Deferred tax	(419,994)	495,564	—
Total	(174,597)	538,322	26,735

Schedule of reconciliation of income tax expense at statutory tax rate to income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss before income tax expenses	(2,220,324)	(1,691,563)	(201,568)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	(555,081)	(422,891)	(50,392)
Non-deductible expenses(i)	15,362	278,303	700
Change in valuation allowance	43,350	504,360	60,421
Effect of tax holiday and preferential tax rate	221,590	104,218	6,522
Share-based compensation expenses	88,288	72,657	13,085
Effect of different tax rates of subsidiaries operating in other jurisdictions	11,894	1,675	(3,601)
Income tax expense	(174,597)	538,322	26,735

Schedule of non-deductible expenses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Other non‑deductible expenses	15,362	278,303	700
Total	15,362	278,303	700

Schedule of aggregate amount and per ordinary share effect of the tax holiday and preferential tax rate

	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(221,590)	(104,218)	(6,522)
The aggregate effect on basic and diluted net income per ordinary share:
-Basic and diluted	(1.27)	(0.52)	(0.03)

Schedule of tax effects of temporary differences that gave rise to the deferred tax balances

	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Deferred revenue	104,750	11,786	—
Accrued expenses	105,475	106,404	—
Allowance for doubtful accounts	265,745	330,488	368
Net operating loss carry forwards	80,485	142,722	120,523
Excess advertising fee	47,202	12,630	—
Less: valuation allowance	(99,670)	(604,030)	(120,891)
Total deferred tax assets, net	503,987	—	—

Schedule of movements of valuation allowance

	2020	2021
	RMB	RMB
Balance at beginning of year	99,670	604,030
Additions	504,360	—
Reversal	—	(483,139)
Balance at December 31,2020 and 2021	604,030	120,891

Schedule of deferred tax liabilities

	December 31,	December 31,
	2020	2021
	RMB	RMB
Intangible asset from acquisition	9,280	7,730
Total deferred tax liabilities	9,280	7,730